Stockholder's Equity - Schedule of Warrants Outstanding (Details) - $ / shares	Dec. 31, 2025	Sep. 30, 2025
Schedule of Warrants Outstanding [Line Items]
Number	46,836,387	13,276,754
July 2025 Offering Investors [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 1.32	$ 1.32
Number	6,818,182	6,818,182
Expiration Dates	July 17, 2030
July 2025 Offering Agent [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 1.65	$ 1.65
Number	272,727	272,727
Expiration Dates	July 17, 2030
July 2025 Prior Offering Agent [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 1.65	$ 1.65
Number	477,273	477,273
Expiration Dates	July 17, 2030
September 2025 Offering Investors [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 1.84	$ 1.84
Number	5,142,858	5,142,858
Expiration Dates	March 10, 2031
September 2025 Offering Agent [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 1.92	$ 1.92
Number	205,714	205,714
Expiration Dates	March 10, 2031
September 2025 Prior Offering Agent [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 2.1875	$ 2.1875
Number	360,000	360,000
Expiration Dates	March 10, 2031
December 2025 Offering Investors
Schedule of Warrants Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 0.0001
Number	15,229,358
Expiration Dates	None
December 2025 Offering Investors
Schedule of Warrants Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 1.09
Number	16,513,762
Expiration Dates	February 28, 2031
December 2025 Placement Offering Agent
Schedule of Warrants Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 1.3625
Number	1,155,963
Expiration Dates	December 8, 2030
December 2025 Prior Offering Agent
Schedule of Warrants Outstanding [Line Items]
Exercise price (in Dollars per share)	$ 1.199
Number	660,550
Expiration Dates	December 8, 2030